SIGNIFICANT ACCOUNTING POLICIES (Schedule of Estimated Useful Lives at Annual Rates) (Details)	12 Months Ended
Dec. 31, 2015
Computers and peripheral equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives, annual rate	33.00%
Office furniture and equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives, annual rate	6.00%
Office furniture and equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives, annual rate	15.00%